                    united states
          Securities and exchange commission
                washington, d.c. 20549

                      form n-csr

certified shareholder report of registered management investment companies

Investment Company Act file number       811-09096

         Ameriprime Funds
-----------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

  431 N. Pennsylvania St. Indianapolis, IN                      46204
----------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn  Unified Fund Services, Inc.  431 N. Pennsylvania St.
                                                Indianapolis, IN 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:            07/31
                        -----------------

Date of reporting period:  07/31/03
                         ----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

August 18, 2003


Dear Fellow Shareholders:

     We are pleased to present the fifth annual report of the Dobson Covered Call Fund (DBCCX).

     We would also like to welcome the new shareholders to our Fund this past year and thank them for investing with us.

     I would like to refer you to the management discussion and analysis that follows for specific details about the Dobson Covered Call Fund performance, our expectations for the future and other topics in the news regarding the Mutual Fund Industry.

We welcome your comments and again thank you for investing with us.




Sincerely,

/s/ Charles L. Dobson

Charles L. Dobson
Portfolio Manager

     The prospectus should be read carefully before investing. To request a prospectus for more complete information, including charges and expenses, call toll free 1-877-2-DOBSON OR 1-877-236-2766. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.,
431 North Pennsylvania Street
Indianapolis, IN 46204

Member NASD, SIPC

Management's Discussion of Fund Performance

     For the 12 month period ended July 31, 2003 our Fund had a total return of 6.91% while the S&P 500 Index had a total return of 10.64%. From Inception through July 31, 2003 our Fund's annualized return was -.27%, while the S&P 500 Index annualized return was -4.10%. Our Fund's monthly standard deviation based on monthly returns from April 1, 1999 was 3.79 and the S&P 500 standard deviation for the same period was 5.11. Standard deviation is a statistical term that measures the divergence of returns around the average return. The lower this number, the less volatile returns were over the defined time period.

                                                   DBCCX           S&P 500 Index

Standard Deviation (volatility level
comparison 4/1/99 through 7/31/03)                 3.79                5.11

6 month actual return for the period
 ended 7/31/03                                    10.31%              16.78%

1 year actual return for the period
 8/1/02 through 7/31/03)                           6.91%              10.64%

3 year average annual return for the
period 8/1/00 through 7/31/03                     -3.98              -10.24%

Average annual return since inception
(3/24/99) through 7/31/03 -0.27% -4.10%

Volatility (Risk) Comparison

                    DBCCX       S&P 500
                     3.79        5.11



Comparison in the change in value of a $10,000 investment in the Dobson Covered Call Fund and the unmanaged S&P 500 Index


                  Dobson          S & P 500

          3/22/99       10,000.00        10,000.00
          7/31/99       10,780.00        10,572.59
          1/31/00       10,842.58        11,163.50
          7/31/00       11,167.02        11,520.55
          1/31/01       11,301.17        11,062.55
          7/31/01       10,983.65         9,870.22
          1/31/02       10,858.90         9,270.74
          7/31/02        9,246.19         7,531.63
          1/31/03        8,961.23         7,135.68
          7/31/03        9,884.77         8,332.78


     This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on March 24, 1999 (inception of the Fund) and held through July 31, 2003. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that our shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Dobson Covered Call Fund, please call 1-877-2-Dobson or 1-877-236-2766 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

     For the benefit of our new shareholders, I want to review our estimate of returns relative to the S&P 500 Index. When the Index appreciates between 0% and 10% annualized we expect to capture or exceed all of that return. If the Index appreciates between 10% and

     20% annualized, we expect to capture between 66% and 75% of that return. If the Index appreciates over 20% annualized, we expect to capture between 50% and 66% of that appreciation. If the Index is negative we expect to lose about 50% of any decline. I want to emphasize that these are expectations not guarantees but they represent our best estimates of how the Fund should perform based on historical returns of the Index and option premium levels.

     Given what I just said, the first question that comes to my mind and (I'm sure to yours) is why did we not meet expectations for the past fiscal year. Looking at the six month period from February 2003 through the end of July 2003, your Fund returned 10.31% while the index appreciated 16.78%. This amounts to an annualized return for the Index of just over 36%. During that period we captured 61% of that increase which is in the middle of our expected return for moves of that magnitude. Generally when you get a very rapid rise in the Index over a very short time period of time, in this case 6 months, our expectations for a period that includes the previous 6 months (12 months total) will not be met unless the Index declined a like amount the previous six months. Although we did outperform the Index by 2.18% the first six months of the fiscal year, and with power of compounding we reduced the lag to 3.69% for the fiscal year, we were not able to overcome the 6.5% lag the second half of the fiscal year. (In actuality the Index appreciated 15.4% in the second quarter alone but I believe using a 6 month time period will more clearly explain our results).

     The question is can we overcome lags of this nature over the long term. We believe the answer is yes. If one looks at the history of quarterly market returns since 1950 only about 15% of the time does the Index appreciate more than 10% in any given calendar quarter. We recognize there is a high probability that we will lag the Index during those periods. Historically there is also about a 27% probability of the Index appreciating between 5% and 10% in any quarter. Again, there is also a good probability we may lag the Index in those quarters. That means that approximately 58 % of the time the Index appreciates less than 5% a quarter. Most would agree that if you have a 58% probability of `winning' that investment should be considered. That is the essence of our covered call strategy. We expect to lag the Index when it appreciates rapidly and do better than the Index when it is flat or negative.

     Looking at our results from inception we have done just that. In fact we have done better than expected. For the slightly more than four years and four months our Fund has been operating the annualized return has been -.27% while the Index declined -4.10% on an annualized basis. For the long term conservative investor, this suggests our Fund should be considered part of one's overall asset allocation.

     To get a better understanding of these concepts we refer you to our website, www.dobsoncapital.com. For those of you without access to the internet please call us toll free at 877-546-3066 and we will send you the written explanations.

     Overall we are pleased with results from inception and believe we have a reasonable probability of meeting expectations in the future. As always, past performance does not guarantee future results.


Management's Expectations for the Future


     As we have said in the past we are of the opinion that the Index will generate returns of less than 10% on an annualized basis for the next several years. It is our opinion that globalization will foster greater competition and therefore profits will be harder to achieve. We are of the belief that overall world wide demand for goods and services will increase but we also believe there will be more suppliers to provide these goods and services. It is not unreasonable to assume that as what are now called less developed countries become more developed they will develop and produce their own products and services that will compete with what U. S. companies provide.

     This should not be interpreted as a doom and gloom scenario. In our opinion growth will still occur but at lower rates than we saw in the 1990's. If our estimate of single digit returns for the next several years is correct, allocating a portion of your assets to our covered call strategy would be as prudent, as the last four plus years have demonstrated.

     We recognize we could be wrong so we always encourage investors to have a broadly diversified portfolio.


Management's Discussion of Mutual Fund Issues


     There have been many issues in the press recently regarding Mutual Fund Disclosure. We would like to address some of them here.

     1. Portfolio Ownership. As of July 31, 2003 I am not only the Portfolio Manager of our Fund but am the beneficial owner of approximately 21% of the outstanding shares.

     2. Soft Dollars. Although soft dollar arrangements are permitted, it is our belief that commission dollars should be used to keep commission costs low. Therefore we have not nor do we intend to use commission dollars to pay for research or other services.

     3. Broker/Dealers. Currently we deal with three broker dealers for the purchase and sale of stocks and options. All have agreed to the same commission costs. A fourth broker/dealer would not agree to the lower commission rates of the others so we are not doing any new positions there. As a result of the increase in shareholders we were able to reduce our commission on stock by $.01 per share and the commission on options by $.50 a contract. As of this date none of the Broker/Dealers we use has any clients with us.

     4. Disaster Recovery. This past year we physically moved our computers to another location to simulate a building disaster. All of our systems were able to function immediately. The only difficulty we experienced was with telephone lines. E-mail obviously worked fine. We also e-mail a copy of the portfolio to our primary backup, the Portfolio Manager's home, any day changes are made to the portfolio. Our service provider, Unified Fund Services, Inc., in Indianapolis, Indiana, and our custodian bank UMB Bank, N.A. in Kansas City also have copies of our positions. We believe this will allow us to recover from any major disaster.

     I hope the above analysis has been useful and informative. Please do not hesitate to call me toll free at 877-546-3066 if you have any questions and please visit our website at www.dobsoncapital.com.

Dobson Covered Call Fund
Schedule of Investments
July 31, 2003

Common Stocks - 97.33%                                                               Shares                     Value

Air Courier Services - 1.34%
FedEx Corp.                                                                              1,000                  $   64,390
                                                                                                            ---------------

Aircraft - 1.38%
Boeing Co.                                                                               2,000                      66,240
                                                                                                            ---------------

Aircraft Engines & Engine Parts - 1.57%
United Technologies Corp.                                                                1,000                      75,230
                                                                                                            ---------------

Beverages - 3.79%
Coca-Cola Co.                                                                            2,000                      89,940
PepsiCo, Inc.                                                                            2,000                      92,140
                                                                                                            ---------------
                                                                                                                   182,080
                                                                                                            ---------------

Biological Products (No Diagnostic Substances) - 2.90%
Amgen, Inc.  (a)                                                                         2,000                     139,160
                                                                                                            ---------------

Cable & Other Pay Television Services - 1.47%
Comcast Corp. Class A (a)                                                                2,323                      70,433
                                                                                                            ---------------

Canned, Frozen & Preserved Fruit, Vegetable & Food Specialty - 0.71%
H.J. Heinz Co.                                                                           1,000                      34,060
                                                                                                            ---------------

Chemical & Allied Products - 1.47%
Dow Chemical Co.                                                                         2,000                      70,600
                                                                                                            ---------------

Computer Communication Equipment - 1.63%
Cisco Systems, Inc. (a)                                                                  4,000                      78,080
                                                                                                            ---------------

Computers & Office Equipment - 3.39%
International Business Machines Corp.                                                    2,000                     162,500
                                                                                                            ---------------

Construction Machinery & Equipment - 2.81%
Caterpillar, Inc.                                                                        2,000                     134,940
                                                                                                            ---------------

Cutlery, Handtools & General Hardware - 0.64%
The Gillette Co.                                                                         1,000                      30,760
                                                                                                            ---------------

Diversified - 0.59%
Honeywell International, Inc.                                                            1,000                      28,280
                                                                                                            ---------------

Electric Services - 1.92%
Duke Energy Corp.                                                                        2,000                      35,100
The Southern Co.                                                                         2,000                      56,880
                                                                                                            ---------------
                                                                                                                    91,980
                                                                                                            ---------------

See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Schedule of Investments - continued
July 31, 2003

Common Stocks - 97.33% - continued                                                   Shares                     Value

Electromedical & Electrotherapeutic Apparatus - 2.15%
Medtronic, Inc.                                                                          2,000                   $ 103,000
                                                                                                            ---------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.78%
General Electric Co.                                                                     3,000                      85,320
                                                                                                            ---------------

Electronic Computers - 2.10%
Dell, Inc. (a)                                                                           3,000                     101,040
                                                                                                            ---------------

Finance Services - 5.39%
American Express Co.                                                                     2,000                      88,340
First Data Corp.                                                                         2,000                      75,520
Morgan Stanley Dean Witter & Co.                                                         2,000                      94,880
                                                                                                            ---------------
                                                                                                                   258,740
                                                                                                            ---------------

Fire, Marine & Casualty Insurance - 2.68%
American International Group, Inc.                                                       2,000                     128,400
                                                                                                            ---------------

Motor Vehicles & Passenger Car Bodies - 1.79%
Ford Motor Co.                                                                           1,000                      11,060
General Motors Corp.                                                                     2,000                      74,860
                                                                                                            ---------------
                                                                                                                    85,920
                                                                                                            ---------------

National Commercial Banks - 11.81%
Bank of America Corp.                                                                    1,000                      82,570
Bank One Corp.                                                                           3,000                     118,680
Citigroup, Inc.                                                                          4,333                     194,119
J.P. Morgan Chase & Co.                                                                  2,000                      70,100
Wells Fargo & Co.                                                                        2,000                     101,060
                                                                                                            ---------------
                                                                                                                   566,529
                                                                                                            ---------------

Oil & Gas Field Services - 0.94%
Schlumberger Ltd..                                                                       1,000                      45,070
                                                                                                            ---------------

Paper Mills - 1.63%
International Paper Co.                                                                  2,000                      78,240
                                                                                                            ---------------

Petroleum Refining - 4.49%
ChevronTexaco Corp.                                                                      2,000                     144,220
Exxon Mobil Corp.                                                                        2,000                      71,160
                                                                                                            ---------------
                                                                                                                   215,380
                                                                                                            ---------------

See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Schedule of Investments - continued
July 31, 2003

Common Stocks - 97.33% - continued                                                   Shares                     Value

Pharmaceutical Preparations - 10.02%
Bristol-Myers Squibb Co.                                                                 3,000                    $ 78,600
Johnson & Johnson                                                                        2,000                     103,580
Merck & Co., Inc.                                                                        2,000                     110,560
Pfizer, Inc.                                                                             2,400                      80,064
Schering-Plough Corp.                                                                    1,000                      16,980
Wyeth                                                                                    2,000                      91,160
                                                                                                            ---------------
                                                                                                                   480,944
                                                                                                            ---------------

Photographic Equipment & Supplies - 0.58%
Eastman Kodak, Co.                                                                       1,000                      27,630
                                                                                                            ---------------

Radio & Tv Broadcasting & Communications Equipment - 0.78%
QUALCOMM, Inc.                                                                           1,000                      37,460
                                                                                                            ---------------

Radiotelephone Communications - 0.06%
AT&T Wireless Services, Inc. (a)                                                           321                       2,738
                                                                                                            ---------------

Retail - Drug Stores & Proprietary Stores - 1.87%
Walgreen Co.                                                                             3,000                      89,760
                                                                                                            ---------------

Retail - Eating Places - 1.44%
McDonald's Corp.                                                                         3,000                      69,030
                                                                                                            ---------------

Retail - Lumber & Other Building Materials Dealers - 1.95%
Home Depot Inc.                                                                          3,000                      93,600
                                                                                                            ---------------

Retail - Variety Stores - 5.89%
Target Corp.                                                                             3,000                     114,960
Wal-Mart Stores, Inc.                                                                    3,000                     167,730
                                                                                                            ---------------
                                                                                                                   282,690
                                                                                                            ---------------

Security Brokers, Dealers & Flotation Companies - 2.48%
Merrill Lynch & Co., Inc.                                                                2,000                     108,740
The Charles Schwab Corp.                                                                 1,000                      10,410
                                                                                                            ---------------
                                                                                                                   119,150
                                                                                                            ---------------

Semiconductors & Related Devices - 3.27%
Agere Systems, Inc. - Class A  (a)                                                          10                          28
Agere Systems, Inc. - Class B (a)                                                          264                         700
Intel Corp.                                                                              4,000                      99,800
Texas Instruments, Inc.                                                                  3,000                      56,610
                                                                                                            ---------------
                                                                                                                   157,138
                                                                                                            ---------------

See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Schedule of Investments - continued
July 31, 2003

Common Stocks - 97.33% - continued                                                   Shares                     Value

Services - Miscellaneous Amusement & Recreation - 0.46%
Walt Disney Co.                                                                          1,000                    $ 21,920
                                                                                                            ---------------

Services - Prepackaged Software - 2.70%
Microsoft Corp.                                                                          4,000                     105,600
Oracle Corp.  (a)                                                                        2,000                      24,000
                                                                                                            ---------------
                                                                                                                   129,600
                                                                                                            ---------------

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.83%
Procter & Gamble Co.                                                                     1,000                      87,870
                                                                                                            ---------------

Telephone & Telegraph Apparatus - 0.04%
Lucent Technologies, Inc. (a)                                                            1,000                       1,760
                                                                                                            ---------------

Telephone Communications (No Radiotelephone) - 3.59%
AT&T Corp.                                                                               1,200                      25,512
BellSouth Corp.                                                                          3,000                      76,410
SBC Communications, Inc.                                                                 3,000                      70,080
                                                                                                            ---------------
                                                                                                                   172,002
                                                                                                            ---------------

TOTAL COMMON STOCKS (Cost $5,027,883)                                                                          $ 4,669,664
                                                                                                            ---------------

Money Market Securities - 7.80%
Federal Prime Obligation Fund, 0.70%, (Cost $374,431) (b)                              374,431                     374,431
                                                                                                            ---------------

TOTAL INVESTMENTS (Cost $5,402,314) - 105.13%                                                                 $  5,044,095
                                                                                                            ---------------

Liabilities in excess of other assets - (5.13%)                                                                   (246,315)
                                                                                                            ---------------

TOTAL NET ASSETS - 100.00%                                                                                    $  4,797,780
                                                                                                            ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Schedule of Investments - continued
July 31, 2003

Options Written July 31, 2003

                                                                                     Shares
                                                                                     Subject
Common Stocks / Expiration Date @ Exercise Price                                     to Call                    Value
------------------------------------------------------------                       ------------             ---------------

American Express / October 2003 @ 40                                                     1,000                     $ 4,900
American Express / January 2004 @ 50                                                     1,000                       1,250
American International Group, Inc. / August 2003 @ 60                                    1,000                       5,200
American International Group, Inc. / November 2003 @ 65                                  1,000                       3,400
Amgen, Inc. / October 2003 @ 65                                                          1,000                       6,300
Amgen, Inc. / August 2003 @ 70                                                           1,000                       1,200
American Telephone & Telegraph Co. / October 2003 @ 20                                   1,200                       3,240
Bank of America Corp. / August 2003 @ 75                                                 1,000                       8,500
Bank One Corp. / November 2003 @ 40                                                      1,500                       2,775
Bank One Corp. / August 2003 @ 37.5                                                      1,500                       3,300
BellSouth Corp. / October 2003 @ 25                                                      1,000                       1,600
BellSouth Corp. / January 2004 @ 30                                                      2,000                       1,000
Boeing Co. / August 2003 @ 27.5                                                          1,000                       5,650
Boeing Co. / November 2003 @ 35                                                          1,000                       1,200
Bristol-Myers Squibb Co. / September 2003 @ 27.5                                         1,000                         650
Bristol-Myers Squibb Co. / September 2003 @ 25                                           2,000                       3,700
Caterpillar, Inc. / November 2003 @ 55                                                   1,000                      13,900
Caterpillar, Inc. / August 2003 @ 55                                                     1,000                      13,100
ChevronTexaco Corp. / September 2003 @ 70                                                1,000                       3,600
ChevronTexaco Corp. / December 2003 @ 75                                                 1,000                       1,750
Cisco Systems, Inc. / October 2003 @ 17.5                                                2,000                       5,300
Cisco Systems, Inc. / January 2004 @ 20                                                  2,000                       3,500
Citigroup, Inc. / September 2003 @ 40                                                    1,000                       5,400
Citigroup, Inc. / September 2003 @ 42.5                                                  2,000                       6,600
Citigroup, Inc. / December 2003 @ 45                                                     1,300                       3,380
Coca-Cola Co. / November 2003 @ 47.5                                                     1,000                       1,050
Coca-Cola Co. / August 2003 @ 45                                                         1,000                       1,200
Comcast Corp. Class A / September 2003 @ 32.5                                            1,300                       1,300
Comcast Corp. Class A / October 2003 @ 32.5                                              1,000                       1,250
Dell, Inc. / November 2003 @ 32.5                                                        2,000                       5,600
Dell, Inc. / August 2003 @ 30                                                            1,000                       3,800
Disney Co. / October 2003 @ 20                                                           1,000                       2,700
Dow Chemical / September 2003 @ 35                                                       1,000                       1,650
Dow Chemical / December  2003 @ 35                                                       1,000                       2,400
Eastman Kodak / September 2003 @ 25                                                      1,000                       3,100
Exxon Mobil / October 2003 @ 37.5                                                        1,000                         400
Exxon Mobil / January 2004 @ 37.5                                                        1,000                         900
FedEx Corp. / October 2003 @ 65                                                          1,000                       2,300
First Data / November 2003 @ 45                                                          1,000                         375
First Data / August 2003 @ 42.5                                                          1,000                          50
General Electric Co. / December 2003 @ 30                                                1,000                         950
General Electric Co. / September 2003 @ 30                                               2,000                         800
General Motors Corp. / December 2003 @ 40                                                1,000                       1,300

See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Schedule of Investments - continued
July 31, 2003

Options Written July 31, 2003 - continued

                                                                                     Shares
                                                                                     Subject
Common Stocks / Expiration Date @ Exercise Price                                     to Call                    Value
------------------------------------------------------------                       ------------             ---------------

General Motors Corp. / September 2003 @ 37.5                                             1,000                     $ 1,400
Gillette / December 2003 @ 35                                                            1,000                         400
H.J. Heinz Co. / September 2003 @ 30                                                     1,000                       4,150
Home Depot Inc. / August 2003 @ 30                                                       2,000                       3,700
Home Depot Inc. / November 2003 @ 30                                                     1,000                       3,200
Honeywell International, Inc. / September 2003 @ 25                                      1,000                       3,400
Intel Corp. / October 2003 @ 22.5                                                        2,000                       7,000
Intel Corp. / January 2004 @ 25                                                          2,000                       4,750
International Business Machines / August 2003 @ 85                                       1,000                         400
International Business Machines / September 2003 @ 85                                    1,000                       1,400
International Paper / August 2003 @ 37.5                                                 1,000                       2,100
International Paper / October 2003 @ 40                                                  1,000                       1,400
J.P. Morgan Chase & Co. / December 2003 @ 35                                             1,000                       2,600
J.P. Morgan Chase & Co. / September 2003 @ 30                                            1,000                       5,700
Johnson & Johnson / January 2004 @ 55                                                    1,000                         400
Johnson & Johnson / October 2003 @ 60                                                    1,000                         175
McDonald's Corp. / September 2003 @ 22.5                                                 1,500                       1,950
McDonald's Corp. / December 2003 @ 22.5                                                  1,500                       2,700
Medtronic, Inc. / November 2003 @ 50                                                     1,000                       3,300
Medtronic, Inc. / August 2003 @ 50                                                       1,000                       1,950
Merck & Co., Inc. / January 2004 @ 65                                                    1,000                         600
Merck & Co., Inc. / October 2003 @ 60                                                    1,000                         700
Merrill Lynch & Co., Inc. / October 2003 @ 45                                            1,000                       9,500
Merrill Lynch & Co., Inc. / January 2004 @ 50                                            1,000                       7,400
Microsoft Corp. / October 2003 @ 27.5                                                    2,000                       1,800
Microsoft Corp. / January 2004 @ 27.5                                                    2,000                       3,400
Morgan Stanley / October 2003 @ 50                                                       1,000                       1,900
Morgan Stanley / August 2003 @ 45                                                        1,000                       3,700
PepsiCo, Inc. / January 2004 @ 50                                                        1,000                       1,050
PepsiCo, Inc. / October 2003 @ 45                                                        1,000                       3,000
Pfizer, Inc. / September 2003 @ 35                                                       1,000                         450
Pfizer, Inc. / December 2003 @ 37.5                                                      1,400                         700
Procter & Gamble Co. / October 2003 @ 95                                                 1,000                         650
QUALCOMM, Inc. / October 2003 @ 37.5                                                     1,000                       2,800
SBC Communications / January 2004 @ 30                                                   1,000                         250
SBC Communications / October 2003 @ 25                                                   2,000                       1,300
Schlumberger Ltd. / November 2003 @ 50                                                   1,000                       1,150
Target Corp. / October 2003 @ 35                                                         1,500                       7,350
Target Corp. / January 2004 @ 40                                                         1,500                       3,750
Texas Instruments / October 2003 @ 20                                                    1,500                       1,500
Texas Instruments / January 2004 @ 20                                                    1,500                       2,625
United Technologies / August 2003 @ 65                                                   1,000                      11,700
Wal-Mart Stores, Inc. / September 2003 @ 60                                              1,000                         400

See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Schedule of Investments - continued
July 31, 2003

Options Written July 31, 2003 - continued

                                                                                     Shares
                                                                                     Subject
Common Stocks / Expiration Date @ Exercise Price                                     to Call                    Value
------------------------------------------------------------                       ------------             ---------------

Wal-Mart Stores, Inc. / December 2003 @ 60                                               2,000                     $ 3,200
Walgreen Co. / October 2003 @ 32.5                                                       1,500                         975
Walgreen Co. / January 2004 @ 32.5                                                       1,500                       1,650
Wells Fargo & Co. / October 2003 @ 50                                                    1,000                       1,975
Wells Fargo & Co. / January 2004 @ 55                                                    1,000                         800
Wyeth / October 2003 @ 45                                                                1,000                       2,900
Wyeth / January 2004 @ 50                                                                1,000                       2,150
                                                                                                            ---------------

Total (premiums received $187,668)                                                     113,200                   $ 274,920
                                                                                                            ===============


See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Statement of Assets and Liabilities
July 31, 2003


Assets
Investments in securities, at value (cost $5,402,314)                                                         $ 5,044,095
Interest receivable                                                                                                   175
Dividends receivable                                                                                                6,970
Receivable for options written                                                                                     13,030
Receivable from advisor                                                                                            27,622
                                                                                                         -----------------
     Total assets                                                                                               5,091,892
                                                                                                         -----------------

Liabilities
Covered call options written (premiums received $187,668)                                                         274,920
Accrued expenses                                                                                                   19,192
                                                                                                         -----------------
     Total liabilities                                                                                            294,112
                                                                                                         -----------------

Net Assets                                                                                                    $ 4,797,780
                                                                                                         =================

Net Assets consist of:
Paid in capital                                                                                                 5,280,255
Accumulated net realized gain (loss) on investments                                                               (37,004)
Net unrealized appreciation (depreciation) on investments                                                        (445,471)
                                                                                                         -----------------

Net Assets, for 699,918 shares                                                                                $ 4,797,780
                                                                                                         =================

Net Asset Value
Offering price and redemption price per share ($4,797,780 / 699,918)                                               $ 6.85
                                                                                                         =================


See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Statement of Operations
Year ended July 31, 2003


Investment Income
Dividend income                                                                                    $ 41,627
Interest income                                                                                       1,691
                                                                                               -------------
  Total Income                                                                                       43,318
                                                                                               -------------

Expenses
Investment advisor fee                                                                                    -
Administration expenses                                                                              30,000
Auditing expenses                                                                                    13,090
Custodian expenses                                                                                   12,510
Transfer agent expenses                                                                              10,960
Legal expenses                                                                                       10,401
Fund accounting expenses                                                                              9,600
Pricing expenses                                                                                      7,217
Trustee expenses                                                                                      3,237
Miscellaneous expenses                                                                                2,945
Registration expenses                                                                                 2,049
Printing expenses                                                                                     2,041
Insurance expenses                                                                                    1,578
                                                                                               -------------
  Total Expenses                                                                                    105,628
Reimbursed expenses                                                                                 (72,756)
                                                                                               -------------
Total operating expenses                                                                             32,872
                                                                                               -------------
Net Investment Income (Loss)                                                                         10,446
                                                                                               -------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                     1,516
Net realized gain (loss) on options transactions                                                      3,023
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                         218,573
                                                                                               -------------
Net realized and unrealized gain (loss) on investment securities                                    223,112
                                                                                               -------------
Net increase (decrease) in net assets resulting from operations                                   $ 233,558
                                                                                               =============


See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Statements of Changes In Net Assets

                                                                                   Year ended          Year ended
Increase (Decrease) in Net Assets                                                July 31, 2003       July 31, 2002
                                                                                -----------------   -----------------
Operations
  Net investment income (loss)                                                          $ 10,446             $ 3,990
  Net realized gain (loss) on investment securities                                        1,516              (9,035)
  Net realized gain (loss) on options transactions                                         3,023             131,486
  Change in net unrealized appreciation (depreciation)                                   218,573            (401,685)
                                                                                -----------------   -----------------
  Net increase (decrease) in net assets resulting from operations                        233,558            (275,244)
                                                                                -----------------   -----------------
Distributions
  From net investment income                                                              (3,978)             (5,586)
  From net realized gain                                                                 (93,218)           (178,824)
                                                                                -----------------   -----------------
  Total distributions                                                                    (97,196)           (184,410)
                                                                                -----------------   -----------------
Capital Share Transactions
  Proceeds from shares sold                                                            3,371,983             236,552
  Reinvestment of distributions                                                           97,196             184,410
  Amount paid for shares repurchased                                                    (200,229)           (221,333)
                                                                                -----------------   -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                           3,268,950             199,629
                                                                                -----------------   -----------------
Total Increase (Decrease) in Net Assets                                                3,405,312            (260,025)
                                                                                -----------------   -----------------

Net Assets
  Beginning of period                                                                  1,392,468           1,652,493
                                                                                -----------------   -----------------

  End of period                                                                      $ 4,797,780         $ 1,392,468
                                                                                =================   =================

Capital Share Transactions
  Shares sold                                                                            512,521              28,863
  Shares issued in reinvestment of distributions                                          15,046              23,462
  Shares repurchased                                                                     (29,941)            (26,939)
                                                                                -----------------   -----------------

  Net increase (decrease) from capital transactions                                      497,626              25,386
                                                                                =================   =================


See accompanying notes which are an integral part of the financial statements.

Dobson Covered Call Fund
Financial Highlights

                                               Year ended       Year ended      Year ended       Year ended      Period ended
                                             July 31, 2003    July 31, 2002    July 31, 2001    July 31, 2000   July 31, 1999 (c)
                                             ---------------  --------------- ---------------- ---------------- -------------------

Selected Per Share Data
Net asset value, beginning of period                 $ 6.88           $ 9.34          $ 10.67          $ 10.78          $ 10.00
                                             ---------------  --------------- ---------------- ---------------- ----------------
Income from investment operations
  Net investment income (loss)                         0.03             0.02             0.04             0.03             0.01
  Net realized and unrealized gain (loss)              0.42            (1.36)           (0.22)            0.35             0.77
                                              ---------------  --------------- ---------------- ---------------- ----------------
Total from investment operations                       0.45            (1.34)           (0.18)            0.38             0.78
                                             ---------------  --------------- ---------------- ---------------- ----------------
Less Distributions to shareholders:
  From net investment income                          (0.02)           (0.03)           (0.18)           (0.01)            0.00
  From net realized gain                              (0.46)           (1.09)           (0.97)           (0.48)            0.00
                                             ---------------  --------------- ---------------- ---------------- ----------------
Total distributions                                   (0.48)           (1.12)           (1.15)           (0.49)            0.00
                                             ---------------  --------------- ---------------- ---------------- ----------------

Net asset value, end of period                       $ 6.85           $ 6.88           $ 9.34          $ 10.67          $ 10.78
                                             ===============  =============== ================ ================ ================

Total Return                                          6.91%           (15.82)%          (1.64)%          3.59%            7.80%  (b)

Ratios and Supplemental Data
Net assets, end of period (000)                     $ 4,798          $ 1,392          $ 1,652          $ 1,540          $ 1,375
Ratio of expenses to average net assets               1.50%            1.50%            1.50%            1.50%            1.50%  (a)
Ratio of expenses to average net assets
   before waiver & reimbursement                      4.83%            5.51%            5.19%            5.47%            9.77%  (a)
Ratio of net investment income to
   average net assets                                 0.48%            0.26%            0.44%            0.31%            0.32%  (a)
Ratio of net investment income to
   average net assets before waiver & reimbursement   (2.85)%          (3.75)%          (3.25)%          (3.66)%          (7.95)%(a)
Portfolio turnover rate                               0.47%            6.51%            6.62%           31.75%           47.01%


(a) Annualized.
(b) For periods of less than a full year, total return is not annualized. (c) March 24, 1999 (commencement of operations) to July 31, 1999.

See accompanying notes which are an integral part of the financial statements.

                            Dobson Covered Call Fund
                          Notes to Financial Statements
                                  July 31, 2003

NOTE 1.  ORGANIZATION

     Dobson Covered Call Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on March 22, 1999 and commenced operations on March 24, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment objective is total return over the long term. The investment advisor to the Fund is Dobson Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund's Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

                     Dobson Covered Call Fund
                   Notes to Financial Statements
                     July 31, 2003 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Dobson Capital Management, Inc., 1422 S. Van Ness Street, Santa Ana, CA 92707 to serve as investment advisor to the Fund. The Advisor is a California corporation established in September 1998. Charles L. Dobson is the president, director and sole shareholder of the Advisor, and is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.80% of the average daily net assets of the Fund, less the amount by which total operating expenses, including management fees, exceed 1.50% of the average value of its daily net assets. The Advisor has contractually agreed to reimburse the Fund for the operating expenses it incurs, but only to the extent necessary to maintain the Fund's total annual operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.50% of its average daily net assets. For the year ended July 31, 2003, the Advisor received fees of $0 from the Fund. For the year ended July 31, 2003, the Advisor reimbursed Fund expenses of $72,756. At July 31, 2003 there was a net receivable from the Advisor in the amount of $27,622.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the year ended July 31, 2003, the administrator received fees of $30,000 from the Fund for administrative services provided to the Fund. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

     The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the year ended July 31, 2003, Unified received fees of $10,960 from the Fund for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the year ended July 31, 2003, Unified received fees of $9,600 from the Fund for fund accounting services provided to the Fund.

                      Dobson Covered Call Fund
                    Notes to Financial Statements
                     July 31, 2003 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Fund retains Unified Financial Securities, Inc. (the "Distributor) to act as the principal distributor of its shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay directly, or reimburse the Fund's Advisor and Distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. Effective December 10, 1999 the 12b-1 plan was inactivated. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.

 NOTE 4.  INVESTMENTS

     For the year ended July 31, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $3,036,722 and $10,259, respectively. As of July 31, 2003, the gross unrealized appreciation for all securities totaled $301,010 and the gross unrealized depreciation for all securities totaled $783,938 for a net unrealized depreciation of $482,928. The aggregate cost of securities and options for federal income tax purposes at July 31, 2003 was $5,252,103. The difference between book cost and tax cost consists of wash sales in the amount of $15,376 and post-October losses of $22,081.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2003, Pershing, LLC, for the benefit of others, owned 67.21% of the Fund.

NOTE 7. CALL OPTIONS WRITTEN

     As of July 31, 2003, portfolio securities valued at $4,315,192 were held in escrow by the custodian as cover for call options written by the Fund.

     Transactions in options written during the year ended July 31, 2003 were as follows:

                                                       Number of       Premiums
                                                       Contracts       Received

Options outstanding at July 31, 2002                      353           35,712

Options written                                         2,689          361,307

Options terminated in closing purchase transactions      (700)         (80,749)

Options expired                                        (1,210)        (128,602)

Options exercised                                           -                -
                                                     ---------        ----------

Options outstanding at July 31, 2003                    1,132         $187,668

                                            Dobson Covered Call Fund
                                          Notes to Financial Statements
                                            July 31, 2003 - continued

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

     On December 11, 2002, an income distribution of $0.0195 per share and capital gain distribution of $0.4569 were declared. The dividends were paid on December 12, 2002 to shareholders of record on December 11, 2002.

     The tax character of distributions paid during the fiscal years 2003 and 2002 were as follows:

Distributions paid from:             2003            2002
                                 -------------    ------------
       Ordinary Income                $ 3,978         $ 5,586
       Short-Term Capital Gain         93,218         176,278
       Long-Term Capital Gain               -           2,546
                                 -------------    ------------
                                     $ 97,196        $184,410
                                 =============    ============

     As of July 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                      $ -
Undistributed long-term capital gain/(accumulated losses)               453
Unrealized appreciation/(depreciation)                             (482,928)
                                                             ---------------
                                                                     $ (482,475)
                                                             ===============

     The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sales and post-October losses.

                        TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                                                                           Number of Portfolios
   Name, Age and Address        Position(s) Held with the Fund Complex1        Length of Time Served         in Fund Complex1
                                                                                                            Overseen by Trustee
----------------------------- -------------------------------------------- ------------------------------- ----------------------
Timothy Ashburn(2)                 President, Secretary and Trustee        President and Secretary since            24
                                                                              October 2002; Trustee of
c/o Unified Fund Services,                                                   AmeriPrime Advisors Trust
Inc.                                                                            since November 2002,
431 N. Pennsylvania St.                                                        AmeriPrime Funds since
Indianapolis, IN 46204                                                       December 2002, and Unified
                                                                             Series Trust since October
Year of Birth: 1950                                                                     2002
----------------------------- -------------------------------------------- ------------------------------- ----------------------

-------------------------------------------------------------------------- ------------------------------------------------------
                Principal Occupations During Past 5 Years                           Other Directorships Held by Trustee
-------------------------------------------------------------------------- ------------------------------------------------------
Chairman  of  Unified  Financial  Services,  Inc.  since  1989 and  Chief            Unified Financial Services, Inc.
Executive Officer from 1989 to 1992 and 1994 to April 2002;  President of                       since 1989
Unified Financial Services from November 1997 to April 2000.
-------------------------------------------------------------------------- ------------------------------------------------------

                                                                                                           Number of Portfolios
   Name, Age and Address        Position(s) Held with the Fund Complex1        Length of Time Served         in Fund Complex1
                                                                                                            Overseen by Trustee
----------------------------- -------------------------------------------- ------------------------------- ----------------------
Ronald C. Tritschler(3)                         Trustee                     Trustee of AmeriPrime Funds             24
                                                                              and Unified Series Trust
c/o Unified Fund Services,                                                    since December 2002 and
Inc.                                                                         AmeriPrime Advisors Trust
431 N. Pennsylvania St.                                                         since November 2002
Indianapolis, IN 46204

Year of Birth:  1952
----------------------------- -------------------------------------------- ------------------------------- ----------------------

                Principal Occupations During Past 5 Years                           Other Directorships Held by Trustee
-------------------------------------------------------------------------- ------------------------------------------------------
Chief Executive Officer, Director and legal counsel of The Webb None Companies, a national real estate company, from 2001 to present; Executive Vice President and Director of The Webb Companies from 1990 to 2000; Director, The Lexington
Bank, from 1998 to present; Director, Vice President and legal counsel for The
Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
-------------------------------------------------------------------------- ------------------------------------------------------

                                Position(s) Held with the Fund Complex1        Length of Time Served       Number of Portfolios
   Name, Age and Address                                                                                     in Fund Complex1
                                                                                                            Overseen by Trustee
----------------------------- -------------------------------------------- ------------------------------- ----------------------
Thomas G. Napurano               Treasurer and Chief Financial Officer         Since October 2002 for               N/A
                                                                                AmeriPrime Funds and
c/o Unified Fund Services,                                                   AmeriPrime Advisors Trust;
Inc.                                                                          since December 2002 for
431 N. Pennsylvania St.                                                         Unified Series Trust
Indianapolis, IN 46204

Year of Birth:  1941
----------------------------- -------------------------------------------- ------------------------------- ----------------------

                Principal Occupations During Past 5 Years                           Other Directorships Held by Trustee
-------------------------------------------------------------------------- ------------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                                     N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to March 2002.
-------------------------------------------------------------------------- ------------------------------------------------------

                                                                                                           Number of Portfolios
   Name, Age and Address                   Position(s) Held                    Length of Time Served         in Fund Complex(1)
                                              with Trust                                                    Overseen by Trustee
----------------------------- -------------------------------------------- ------------------------------- ----------------------
Carol Highsmith                           Assistant Secretary                  Since October 2002 for               N/A
                                                                                AmeriPrime Funds and
c/o Unified Fund Services,                                                   Ameriprime Advisors Trust;
Inc.                                                                          since December 2002 for
431 N. Pennsylvania St.                                                         Unified Series Trust
Indianapolis, IN 46204

Year of Birth:  1964
----------------------------- -------------------------------------------- ------------------------------- ----------------------

                Principal Occupations During Past 5 Years
                                                                                         Other Directorships Held
-------------------------------------------------------------------------- ------------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present); Vice                           None
President and Asst. Secretary of Lindbergh Funds; Asst. Secretary of
AmeriPrime Funds and AmeriPrime Advisors Trust (October 2002 to present).
-------------------------------------------------------------------------- ------------------------------------------------------

     (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust. (2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.
(3)Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the principal underwriter for certain funds in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                                          Number of Portfolios in
    Name, Age and Address       Position(s) Held with the Fund                             Fund Complex1 Overseen
                                           Complex1               Length of Time Served          by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              24
                                                                    Funds since 1995,
c/o Unified Fund Services,                                         AmeriPrime Advisors
Inc.                                                              Trust since July 2002
431 N. Pennsylvania St.                                             and Unified Series
Indianapolis, IN 46204                                             Trust since December
                                                                            2002
Year of Birth:  1947
------------------------------ ---------------------------------- ----------------------- -------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company, N.A. since 1992.
----------------------------------------------------------------- -------------------------------------------------

                                       Position(s) Held Length of Time Served
Number of Portfolios in
    Name, Age and Address           with the Fund Complex1                                     Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              24
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1946
------------------------------ ---------------------------------- ----------------------- -------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------

                                Position(s) Held with the Fund                            Number of Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              24
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1950
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Vice President and General Manager, International Crankshaft None Inc., an
automotive equipment manufacturing company, 1990 to present; Trustee, The
Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------

1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

                            Proxy Voting

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-546-3066.

INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Dobson Covered Call Fund (a series of the AmeriPrime Funds)

     We have audited the accompanying statement of assets and liabilities of the Dobson Covered Call Fund, including the schedule of portfolio investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, and for the period of March 24, 1999 (commencement of operations) through July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of July 31, 2003 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dobson Covered Call Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period of March 24, 1999 (commencement of operations) through July 31, 1999, in conformity with accounting principles generally accepted in the United States.


/s/ McCurdy & Associates CPA's, Inc.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
August 11, 2003

Item 2. Code of Ethics.

 (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

 (b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5) Accountability for adherence to the code.

 (c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

          See Item 10(a) for a copy of all described amendments.

 (d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.


     (a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.
(a)(1)   Code is filed herewith
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.


                         SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameriprime Funds

By  /s/  Timothy Ashburn

         Timothy Ashburn, President

                                 Date 10/1/03



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  Timothy Ashburn

         Timothy Ashburn, President

                                 Date 10/1/03

By  /s/ Thomas G. Napurano

         Thomas Napurano, Treasurer and
                                Chief Financial Officer

Date              9/30/03
    ---------------------------------------